Vessels, net/ Advances for vessel acquisitions, Vessel Acquisitions and other Capital Expenditures (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) Vessel	Jun. 30, 2020 USD ($)	Apr. 29, 2021 Vessel	Feb. 05, 2021 Vessel	Dec. 31, 2020 USD ($)
Property, Plant and Equipment, Net [Abstract]
Consideration paid for other vessel improvements	$ 245,945,567	$ 388,635
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel	8
Number of vessels | Vessel	23
Aggregate carrying value	$ 300,516,947				$ 58,045,628
Dry Bulk Carriers [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels to be acquired | Vessel	12
Tanker Vessels [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels to be acquired | Vessel	8
2021 Vessel Acquisitions [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels acquired | Vessel	17
Acquisitions, improvements and other vessel costs	$ 303,700,000
Magic Orion [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	17,500,000
Magic Venus [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	15,890,000
Magic Argo [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	14,500,000
Wonder Polaris and Wonder Sirius [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	27,200,000
Magic Twilight [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	14,800,000
Magic Nebula [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	15,500,000
Magic Thunder [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	16,900,000
Magic Eclipse [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	18,500,000
Magic Starlight [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	23,500,000
Wonder Vega [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	14,800,000
Magic Vela [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	14,500,000
2005 Korean-built Aframax LR2 Tanker [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels to be acquired | Vessel				2
En Bloc Acquisition [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	49,300,000
2006 Korean-built MR1 Tanker [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels to be acquired | Vessel			2
2004 Korean-built Aframax/LR2 Tanker [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels to be acquired | Vessel			2
2002 Korean-built Aframax/LR2 Tanker [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels to be acquired | Vessel			1
Wonder Mimosa [Member]
Property, Plant and Equipment, Net [Abstract]
Acquisitions, improvements and other vessel costs	900,000
Consideration paid for other vessel improvements	349,287
Vessels Mortgaged as Collateral [Member]
Property, Plant and Equipment, Net [Abstract]
Aggregate carrying value	$ 75,644,907